Condensed Consolidated Balance Sheets - USD ($)		Sep. 30, 2023	Mar. 31, 2023
Current Assets
Cash and cash equivalents		$ 11,465,020	$ 17,368,478
Accounts receivable, net		1,311,005	1,344,569
Inventories		493,214	531,254
Advance to suppliers		88,103	46,304
Prepayments, receivables and other current assets		137,978	230,642
Total Current Assets		13,495,320	19,521,247
Property, plant and equipment, net		809,039	962,214
Intangible assets, net		22,514	27,868
Long-term deposit			8,736,677
Total Non-current Assets		1,092,661	10,032,809
TOTAL ASSETS		14,587,981	29,554,056
Current Liabilities
Short-term borrowings		267,270	167,453
Long-term borrowings – current		19,737	7,863
Short-term convertible note		2,496,184	3,157,492
Accounts payable		1,315,855	1,377,850
Refund liabilities		146,049	111,951
Advance from customers		190,193	165,534
Amounts due to related parties		421,168	5,203,762
Accrued expenses and other liabilities		3,249,143	3,142,084
Taxes payable		1,038,364	1,104,860
Total Current Liabilities		9,200,134	14,496,938
Non-current Liabilities
Long-term borrowings		106,575	117,862
Total Non-current Liabilities		311,512	365,823
TOTAL LIABILITIES		9,511,646	14,862,761
SHAREHOLDERS’ EQUITY
Ordinary shares, unlimited shares authorized, $2 par value, 727,851 shares issued and outstanding as of September 30, 2023 (457,365 shares issued and outstanding as of March 31, 2023)	[1]	1,454,756	913,785
Additional paid-in capital		35,949,681	35,588,214
Accumulated deficits		(31,309,291)	(21,613,133)
Accumulated other comprehensive income		(1,018,811)	(197,571)
Total Shareholders’ Equity		5,076,335	14,691,295
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		14,587,981	29,554,056
Related Party
Current Assets
Right-of-use assets - operating leases -related party		261,108	306,050
Current Liabilities
Operating lease liabilities - current – related party		56,171	58,089
Total Current Liabilities		56,171	58,089
Non-current Liabilities
Operating lease liabilities – non-current – related party		204,937	247,961
Total Non-current Liabilities		$ 204,937	$ 247,961

[1]	Retrospectively restated for effect of reverse stock split on February 22, 2021, May 19, 2022 and October 5, 2023.